ENTITY-WIDE DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2012
Entity Wide Disclosures Tables [Abstract]
Schedule of net sales by geographical area
	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	U.S. $ in millions
United States:
Generic	$1,054	$908	$2,273	$1,852
Branded	1,365	1,009	2,862	1,944
Others	45	1	81	4
Total United States	2,464	1,918	5,216	3,800
Europe*:
Generic	884	999	1,659	1,911
Branded	402	275	767	530
Others	187	204	363	381
Total Europe	1,473	1,478	2,789	2,822
Rest of the World:
Generic	676	497	1,299	976
Branded	182	140	394	301
Others	199	179	398	393
Total Rest of the World	1,057	816	2,091	1,670
Total revenues	$4,994	$4,212	$10,096	$8,292

*All members of the European Union as well as Switzerland and Norway.